CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Parent [Member]	Common Shares	Treasury Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Accumulated Other Comprehensive Income / (Loss)	Non-controlling Interest (Note 24)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total
Balance at Dec. 31, 2017		$ 992,571,849	$ 16,314	$ (67,792,368)	$ 543,338,206	$ 105,660,269		$ 382,123,692	$ 29,225,736	$ 64,441,277		$ 1,057,013,126
Balance, shares at Dec. 31, 2017			129,578,676
Capital injection from non-controlling interests										36,698,455		36,698,455
Acquisition of non-controlling interests		(12,056,879)			(12,056,879)					4,169,504		(7,887,375)
Exercise of share options		1,390,666	$ 85		1,390,581							1,390,666
Exercise of share options, shares			846,588
Treasury share repurchases		(19,846,720)		(19,846,720)								(19,846,720)
Treasury share repurchases, shares			(8,984,626)
Shares repurchased under RSU plan		(3,937,057)			(3,937,057)							(3,937,057)
Shares repurchased under RSU plan, shares			(3,089,050)
Foreign currency translation		(50,215,831)							(50,215,831)	(411,701)		(50,627,532)
Foreign currency translation												(59,759,616)
Stock-based compensation expenses		3,382,628			3,382,628							3,382,628
Stock-based compensation expenses, Shares			1,454,048
Net income loss		73,034,549						73,034,549		32,917,471		105,952,020
Appropriation to statutory reserves						60,835,475		(60,835,475)
Dividends to shareholders	$ (25,739,147)						$ (25,739,147)				$ (25,739,147)
Dividends to non-controlling interests										(35,521,013)		(35,521,013)
Balance at Dec. 31, 2018		680,370,481	$ 16,399	(87,639,088)	532,117,479	166,495,744		99,502,126	(30,122,179)	65,274,668		745,645,149
Balance, shares at Dec. 31, 2018			119,805,636
Adjustment to opening balance of equity		(278,213,577)						(269,081,493)	(9,132,084)	(37,019,325)		(315,232,902)
Capital injection from non-controlling interests		8,305,257			8,305,257					24,054,448		32,359,705
Acquisition of non-controlling interests										(317,406)		(317,406)
Exercise of share options		166,480	$ 11		166,469							166,480
Exercise of share options, shares			108,000
Treasury share repurchases		(26,080,876)		(26,080,876)								(26,080,876)
Treasury share repurchases, shares			(11,715,338)
Shares repurchased under RSU plan		(2,920,216)			(2,920,216)							(2,920,216)
Shares repurchased under RSU plan, shares			(1,438,076)
Foreign currency translation		(20,044,827)							(20,044,827)	(1,035,113)		(21,079,940)
Stock-based compensation expenses		5,621,588			5,621,588							5,621,588
Stock-based compensation expenses, Shares			1,115,246
Net income loss		68,344,527						68,344,527		14,684,275		83,028,802
Appropriation to statutory reserves						8,512,715		(8,512,715)
Dividends to shareholders		(23,460,775)						(23,460,775)				(23,460,775)
Dividends to non-controlling interests										(1,010,489)		(1,010,489)
Balance at Dec. 31, 2019		690,301,639	$ 16,410	(113,719,964)	543,290,577	175,008,459		135,873,163	(50,167,006)	101,650,383		791,952,022
Balance, shares at Dec. 31, 2019			107,875,468
Capital injection from non-controlling interests		4,420,800			4,420,800					218,453,981		222,874,781
Acquisition of non-controlling interests										(317,406)		(317,406)
Exercise of share options		134,790	$ 5		134,785							134,790
Exercise of share options, shares			52,647
Treasury share repurchases		(2,483,896)		(2,341,613)	(142,283)							$ (2,483,896)
Treasury share repurchases, shares			(2,127,050)									(2,127,050)
Foreign currency translation		67,272,130							67,272,130	27,114,788		$ 94,386,918
Stock-based compensation expenses		4,511,192			4,511,192							4,511,192
Stock-based compensation expenses, Shares			1,130,952
Net income loss		(81,040,908)						(81,040,908)		13,557,028		(67,483,880)
Appropriation to statutory reserves						2,687,578		(2,687,578)
Dividends to shareholders		(11,123,395)						(11,123,395)				(11,123,395)
Dividends to non-controlling interests										(27,572)		(27,572)
Balance at Dec. 31, 2020		665,471,960	$ 16,415	$ (116,061,577)	$ 552,215,071	$ 177,696,037		34,500,890	$ 17,105,124	$ 360,431,202		1,025,903,162
Balance, shares at Dec. 31, 2020			106,932,017
Adjustment to opening balance of equity		$ (6,520,392)						$ (6,520,392)				$ (6,520,392)